CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 28,980	$ 32,325
Short-term bank deposits	0	3,000
Marketable securities	6,375	18,541
Trade receivables	348	281
Other receivables and prepaid expenses	1,482	2,651
Inventories	566	92
Total current assets	37,751	56,890
LONG-TERM ASSETS:
Long-term deposits and other receivables	74	25
Deferred taxes	94	0
Right-of-use-assets	1,568	2,109
Property, plant and equipment, net	2,499	2,073
Intangible assets, net	14,140	15,207
Total long term assets	18,375	19,414
Total assets	56,126	76,304
CURRENT LIABILITIES:
Trade payables	1,036	1,463
Employees and payroll accruals	1,987	2,662
Lease liability	884	974
Liabilities in respect of government grants	79	89
Deferred revenues and other advances	22	175
Other payables	1,617	1,519
Total current liabilities	5,625	6,882
LONG-TERM LIABILITIES:
Lease liability	932	1,695
Liabilities in respect of government grants	4,665	4,307
Convertible SAFE	10,114	0
Total non-current liabilities	15,711	6,002
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized – 150,000,000 ordinary shares; Issued and outstanding – 41,260,439 shares on December 31, 2022 and 41,170,168 shares on December 31, 2021	235	234
Share premium and other capital reserves	261,402	260,488
Accumulated deficit	(233,707)	(207,069)
Equity attributable to equity holders of the Company	27,930	53,653
Non-controlling interests	6,860	9,767
Total equity	34,790	63,420
Shareholder's Equity and Liabilities	$ 56,126	$ 76,304